Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000251596
Shareholder Report [Line Items]
Fund Name	Essential 40 Stock ETF
Trading Symbol	ESN
Additional Information Phone Number	1-800-451-5493
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70% [1]
AssetsNet	$ 185,682,257
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 322,093
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,682,257 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$322,093 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Consumer Staples	4.4%
Materials	4.6%
Utilities	4.8%
Energy	7.3%
Consumer Discretionary	9.1%
Communications	9.9%
Financials	10.4%
Health Care	12.5%
Industrials	13.7%
Technology	22.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intel Corporation	4.4%
Alphabet, Inc., Class A	3.7%
CVS Health Corporation	3.3%
International Business Machines Corporation	3.1%
Johnson & Johnson	3.0%
Ford Motor Company	2.9%
Eli Lilly & Company	2.9%
Oracle Corporation	2.8%
Marathon Petroleum Corporation	2.8%
JPMorgan Chase & Company	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

[1]	Annualized